Acquisition of Subsidiaries - Summary of Acquired Intangible by Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jul. 10, 2018	Apr. 24, 2018	Feb. 27, 2018
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	$ 3,413,705
BetEasy
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	102,406			$ 102,406
TSGA
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	267,346		$ 267,346
SBG
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	3,043,953	$ 3,043,953
Software Technology Acquired Through Business Combinations
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	300,825
Software Technology Acquired Through Business Combinations | BetEasy
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	34,684
Software Technology Acquired Through Business Combinations | TSGA
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	1,432
Software Technology Acquired Through Business Combinations | SBG
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	264,709
Other Intangibles
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	46,668
Other Intangibles | BetEasy
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	10,908
Other Intangibles | TSGA
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	22,094
Other Intangibles | SBG
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	13,666
Customer Relationships
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	2,533,869
Customer Relationships | BetEasy
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	56,814
Customer Relationships | TSGA
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	243,820
Customer Relationships | SBG
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	2,233,235
Brands
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	22,447
Brands | SBG
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	22,447
Brands (Licensed)
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	509,896
Brands (Licensed) | SBG
Disclosure Of Business Combinations [Line Items]
Acquired intangibles by asset	$ 509,896